Document and Entity Information	Feb. 03, 2026
Cover [Abstract]
Entity Registrant Name	UNIVERSAL CORP /VA/
Amendment Flag	true
Entity Central Index Key	0000102037
Document Type	8-K/A
Document Period End Date	Feb. 03, 2026
Entity Incorporation State Country Code	VA
Entity File Number	001-00652
Entity Tax Identification Number	54-0414210
Entity Address, Address Line One	9201 Forest Hill Avenue
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
City Area Code	(804)
Local Phone Number	359-9311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	UVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On February 9, 2026, Universal Corporation (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial Form 8-K”) announcing that on February 3, 2026, the Board of Directors (the “Board”) of the Company elected Steven S. Diel as the Company’s Senior Vice President and Chief Financial Officer, effective April 1, 2026 (“Effective Date”). In accordance with Instruction 2 to Item 5.02 of Form 8-K, the Company is filing this Form 8-K/A to the Initial Form 8-K (this “Amendment No. 1”) to provide information regarding material changes to Mr. Diel’s compensation as a result of his election as the Company’s Senior Vice President and Chief Financial Officer, which changes had not been determined at the time of the filing of the Initial Form 8-K. Except as expressly set forth herein, this Amendment No. 1 does not amend the Initial Form 8-K in any way and does not modify or update any other disclosures contained in the Initial Form 8-K. This Amendment No. 1 supplements the Initial Form 8-K and should be read in conjunction with the Initial Form 8-K.